Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jun. 30, 2015	Jul. 31, 2014
C000028342
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 43,597	$ 34,958	$ 31,165	$ 36,444	$ 26,643	$ 20,666	$ 18,293	$ 14,905	$ 12,565	$ 12,098		$ 10,000
C000028338
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 40,712	32,726	29,247	34,289	25,132	19,542	17,340	14,164	11,969	11,554		9,575
C000028341
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 39,454	31,950	28,772	33,985	25,093	19,660	17,577	14,466	12,314	11,977		10,000
C000028345
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 43,611	34,978	31,183	36,476	26,675	20,698	18,318	14,925	12,580	12,102		10,000
C000028344
Account Value [Line Items]
Line Graph and Table Measure Name	Class K
Account Value	$ 42,138	33,902	30,338	35,606	26,127	20,336	18,059	14,767	12,487	12,060		10,000
C000028343
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 40,917	33,022	29,620	34,874	25,666	20,039	17,846	14,634	12,415	12,027		10,000
C000159956
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 37,255	29,854	26,595	31,080	22,707	17,601	15,565	12,673	10,670	10,262	$ 10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 31,584	25,857	22,879	23,993	17,584	15,706	14,544	12,512	10,783	10,210	10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608		10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608		10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608		10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608		10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608		10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608		$ 10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 40,353	$ 31,790	$ 27,099	$ 30,769	$ 22,512	$ 17,339	$ 15,645	$ 12,736	$ 10,789	$ 10,339	$ 10,000